National Institutes of Health Subaward - Additional Information (Detail) - For Developing Ultra Sound Scanner To Detect Cancer [Member] - USD ($)		12 Months Ended
	Apr. 18, 2022	Dec. 31, 2023	Dec. 31, 2022
Government Assistance [Line Items]
Grants received during the period	$ 1,078,347
Government assistance transaction duration	5 years
Aggregate costs incurred as per allocation		$ 349,054
Aggregate costs one year allocation		351,994
Aggregate costs two year allocation		194,566
Aggregate costs incurred and recognized		318,276	$ 30,778
Prepaid Expenses and Other Current Assets [Member]
Government Assistance [Line Items]
Government assistance cumulative amount current		161,638	30,778
Research and development
Government Assistance [Line Items]
Government assistance amount		277,037	22,503
Selling, general and administrative
Government Assistance [Line Items]
Government assistance amount		$ 41,239	$ 8,275